                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
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   Address:      4 Sloane Terrace
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                 London SW1X 9DQ
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                 United Kingdom
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Form 13F File Number: 28-10987
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
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Title:    General Counsel
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Phone:    011-44-20-790 1 8330
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Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, England    February 14, 2011
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           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
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Form 13F Information Table Entry Total:          9
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Form 13F Information Table Value Total:   49,307 (x $1,000)
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
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    02        28-10989                  Polygon Investments Ltd.
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FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES   SH/  PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (X$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE             SHARED NONE
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ALLIS CHALMERS ENERGY INC    COM PAR $.01NW  019645506   4191   591199   SH        DEFINED    02                 572300 0      0
AMBASSADORS INTL INC         COM NEW         023178205    741   463496   SH        DEFINED    01:02              463496 0      0
FLOTEK INDS INC DEL          NOTE 5.250% 2/1 343389AA0   3535  5250000  PRN        DEFINED    01:02             5250000 0      0
GASCO ENERGY INC             COM             367220100    583  1666667   SH        DEFINED    01:02             1666667 0      0
JO-ANN STORES INC            COM             47758P307   2378    39496   SH        DEFINED    02                  82819 0      0
NXP SEMICONDUCTORS N V       COM             N6596X109  25581  1328928   SH        DEFINED    01:02             1328928 0      0
PRIDE INTL INC DEL           COM             74153Q102   3523   106787   SH        DEFINED    02                 463496 0      0
RENTECH INC                  NOTE 4.000% 4/1 760112AA0   6419  7213000  PRN        DEFINED    01:02             7213000 0      0
WEATHERFORD INTERNATIONAL LT REG             H27013103   2356   103342   SH        DEFINED    02                  33204 0      0